30. Risk management (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of statement of financial position

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2020 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Derivatives not designated for hedge accounting
Future contracts - total (*)	(19,167)	(10,383)	(211)	(28)
Long position/Crude oil and oil products	9,551	9,865	-	-	2020
Short position/Crude oil and oil products	(28,718)	(20,248)	-	-	2020
Forward contracts (*)
Short position/Crude oil and oil products	(3,900)	-	(38)	-	2020
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	-	US$ 273	-	-	2020
Long position/Foreign currency forwards (EUR/USD) (**)	-	EUR 2.245	-	(45)	2020
Long position/Foreign currency forwards (GPB/USD) (**)	GBP 388	GBP 388	(24)	11	2020
Short position/Foreign currency forwards (GPB/USD) (**)	GBP 140	GBP 224	(10)	(14)	2020
Swap
Foreign currency / Cross-currency Swap (**)	GBP 615	GBP 700	(54)	32	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(238)	(50)	2034
Swap - IPCA (**)	R$ 3008	R$ 3008	(1)	6	2029/2034
Foreign currency / Cross-currency Swap (**)	US$ 729	US$ 729	(255)	11	2024/2029
Total recognized in the Statement of Financial Position			(831)	(77)

(*) Notional value in thousands of bbl.
(**) Amounts in US$, EUR, GBP and R$ are presented in million.

	Gains/ (losses) recognized in the statement of income					Gains/(losses) recognized in Shareholders’ Equity (*)
	2020	2019	2020	2019	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives	(253)	(378)	(476)	(153)	−	−	−	−
Currency derivatives	(648)	(171)	31	(139)	−	−	−	−
Interest rate derivatives	(17)	−	38	−	−	−	−	−
	(918)	(549)	(407)	(292)	−	−	−	−
Cash flow hedge on exports (**)	(2,443)	(1,494)	(1,043)	(739)	(22,596)	2,372	(1,637)	2,256
Total	(3,361)	(2,043)	(1,450)	(1,031)	(22,596)	2,372	(1,637)	2,256

(*) Amounts recognized as other comprehensive income in the period.
(**) Using non-derivative financial instruments as designated hedging instruments, as set out in note 30.2.

Schedule of guarantees given as collateral
	Guarantees given as collateral
	06.30.2020	12.31.2019
Commodity derivatives	420	57
Currency derivatives	347	230
Total	767	287

Schedule of sensitivity analysis of the derivative financial instruments

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2020 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(253)	(506)
		−	(253)	(506)
(*) The probable scenario was computed based on the fair value of oil and oil products prices at June 30, 2020. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Schedule of statement of income of cumulative losses recognized

The carrying amounts, the fair value as of June 30, 2020, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.4760 exchange rate are set out below:

				Present value of hedging instrument notional value at 06.30.2020
Hedging Instrument	Hedged Transactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2020 to June 2030	54,407	297,933

Schedule of hedging instrument notional value
Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2020	87,651	353,295
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	(11,987)	(69,457)
Exports affecting the statement of income	(7,300)	(33,732)
Principal repayments / amortization	(13,957)	(66,613)
Foreign exchange variation	-	114,440
Amounts designated as of June 30, 2020	54,407	297,933
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2020	59,614	326,446

Schedule of cumulative foreign exchange losses recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2020 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2019	(20,143)	6,851	(13,292)
Recognized in Other comprehensive income	(3,510)	1,192	(2,318)
Reclassified to the statement of income - occurred exports	3,136	(1,066)	2,070
Balance at December 31, 2019	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(24,421)	8,303	(16,118)
Reclassified to the statement of income - occurred exports	1,892	(644)	1,248
Reclassified to the statement of income - exports no longer expected to occur	551	(187)	364
Balance at June 30, 2020	(42,495)	14,449	(28,046)

Schedule of reclassification of cumulative foreign exchange losses recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2020 is set out below:

	2020	2021	2022	2023	2024	2025	2026	2027 to 2029	Total
Expected realization	(3,496)	(6,946)	(7,284)	(6,240)	(4,903)	(3,496)	(3,067)	(7,063)	(42,495)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 06.30.2020	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario

Assets	4,352		(188)	1,088	2,176
Liabilities	(95,464)	Dollar/Real	4,114	(23,866)	(47,732)
Exchange rate - Cross currency swap	(549)		24	(137)	(275)
Cash flow hedge on exports	54,407		(2,345)	13,602	27,204
	(37,254)		1,605	(9,313)	(18,627)
Assets	4	Euro/Real	−	1	2
Liabilities	(16)		1	(4)	(8)
	(12)		1	(3)	(6)
Assets	2,448	Euro/Dollar	(8)	612	1,224
Liabilities	(5,013)		16	(1,253)	(2,507)
Non Deliverable Forward (NDF)	−		−	−	−
	(2,565)		8	(641)	(1,283)
Assets	3	Pound Sterling/Real	−	1	2
Liabilities	(20)		1	(5)	(10)
	(17)		1	(4)	(8)
Assets	1,810	Pound Sterling /Dollar	18	453	905
Liabilities	(3,633)		(37)	(908)	(1,816)
Derivative - cross currency swap	1,503		15	376	752
Non Deliverable Forward (NDF)	307		3	77	154
	(13)		(1)	(2)	(5)
Total at June 30, 2020	(39,861)		1,614	(9,963)	(19,929)
Total at December 31, 2019	950		16	285	570

(*) At June 30, 2020, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 4.3% appreciation of the Real; Euro x U.S. Dollar: a 0.3% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.05% apreciation of the Pound Sterling; Real x Euro: a 4.6% appreciation of the Real; and Real x Pound Sterling - a 3.3% appreciation of the Real .

Schedule of interest rate risk management

The reasonably possible and remote scenarios express a sensitivity analysis in which there is an increase of 25% and 50%, respectively, in the interest rates of these debts (Libor, TJLP, CDI, TR and IPCA). The results presented are associated with a period of 12 months.

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Finance debt	Floating rates	943	1,110	1,278
		943	1,110	1,278
(*) The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.